Disclosure of New Standards in the Period Prior to their Adoption	6 Months Ended
Jun. 30, 2018
Disclosure of New Standards in Period Prior to Their Adoption [Abstract]
DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION

NOTE 3:- DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION

IFRS 16, “Leases”:

In January 2016, the IASB issued IFRS 16, “Leases” (the “New Standard”). According to the New Standard, a lease is a contract, or part of a contract, that conveys the right to use an asset for a period of time in exchange for consideration.

The effects of the adoption of the New Standard are as follows:

•	Lessees are required to recognize an asset and a corresponding liability in the statement of financial position in respect of all leases (except in certain cases, see below) similar to the accounting treatment of finance leases according to the existing IAS 17, “Leases”.

•	Lessees are required to initially recognize a lease liability for the obligation to make lease payments and a corresponding right-of-use asset. Lessees will also recognize interest and depreciation expense separately.

•	Variable lease payments that are not dependent on changes in the Consumer Price Index (“CPI”) or interest rates, but are based on performance or use (such as a percentage of revenues) are recognized as an expense by the lessees as incurred and recognized as income by the lessors as earned.

•	In the event of change in variable lease payments that are CPI-linked, lessees are required to re-measure the lease liability and the effect of the re-measurement is an adjustment to the carrying amount of the right-of-use asset.

•	The accounting treatment by lessors remains substantially unchanged, namely classification of a lease as a finance lease or an operating lease.

The New Standard is effective for annual periods beginning on or after January 1, 2019. Early adoption is permitted. At this stage, the Company does not intend to early adopt the New Standard.

The New Standard permits lessees to use one of the following approaches:

1.	Full retrospective approach - according to this approach, the effect of the adoption of the New Standard at the beginning of the earliest period presented will be carried to equity. Also, the Company will restate the comparative figures in its financial statements. The balance of the liability as of the date of initial adoption of the New Standard as per this approach will be calculated using the interest rate implicit in the lease, unless this rate cannot be easily determined in which case the lessee’s incremental borrowing rate of interest.

2.	Modified retrospective approach - this approach does not require restatement of comparative data. The balance of the liability as of the date of initial adoption of the New Standard will be calculated using the lessee’s incremental borrowing rate of interest on the date of initial adoption of the New Standard. As for the outstanding right-of-use asset, the Company may apply one of the two following alternatives to account for each lease separately:

•	Recognizing an asset in the amount of the recognized liability, with certain adjustments.

•	Recognizing an asset as if the asset had always been measured according to the provisions of the New Standard.

Any difference arising on the date of initial adoption of the New Standard as a result of the modified retrospective approach will be carried to equity.

The Company expects to use the modified retrospective approach for the first-time adoption of IFRS 16 by measuring the right-of-use asset equally to the obligation to make lease payments as presented on the date of initiation.

The Company, as of June 30, 2018, has one lease contract for its headquarters (see Note 14l to the Annual Consolidated Financial Statements). In the context of examining the potential impact of the new Standard on the financial statements, the Company is reviewing the following issues:

•	The existence of lease extension options - according to the New Standard, non-cancellable lease terms also include periods that are covered by the lease extension options if it is likely that the lessee will exercise the option. The Company is examining the existence of such options in its lease agreements and whether or not it is likely that they will be exercised by it. In the context of such examination, the Company studies all the relevant facts and circumstances that are likely to create an economic incentive for exercising the option, among others, significant leasehold improvements that have been or are expected to be performed, the significance of the leasehold to the Company’s activity and past experience in connection with the exercise of such extension options. The New Standard incorporates two exceptions, whereby lessees are entitled to account for leases according to the current accounting treatment of operating leases, in the event of leases of assets of a low financial value or in the event of leases for a period of up to one year.

•	Separation of contract components - according to the New Standard, all lease components of a contract should be separated from non-lese components when the lessee is allowed the relief of choosing not to distinguish between such components according to categories of base assets but rather jointly account for them as a single lease component. The Company is reviewing the existence of non-lease components in its current lease contracts such as for the provision of management and maintenance services and whether the above relief should be applied to each category of base assets.

•	Discount interest rate - the Company is examining how to determine the discount rate for measuring a right-of-use asset on the date of initial adoption of the New Standard, based on the initial adoption approach chosen by it. In this context, the Company is also examining its ability to estimate the fair value of the leasehold and the lessor’s initial costs if it should choose the retrospective approach, or alternatively estimate the lessee’s incremental borrowing rate of interest assuming that the interest rate implicit in the lease cannot be determined using the full retrospective approach or if it should choose he modified retrospective approach in view of the lease period and the nature of the leasehold.

The Company is also evaluating the need for adjustments to its systems, internal control, policies and procedures that will be necessary in order to apply the provisions of the New Standard.

At this stage, the Company’s management estimates that the effect of the initial adoption of the New Standard as of January 1, 2019, will result in an increase of approximately $143 thousand in the Company’s total assets and liabilities. The above quantitative disclosures rely on the effects as they are currently known to the Company based on existing data and parameters. The adoption of the New Standard may require certain adjustments in the Company’s future financial statements for 2018, after specific policies have been finalized with respect to the application issues currently under review. In the period leading up to the adoption of the New Standard, the Company will continue to report any other effects of the Standard and provide disclosures of the quantitative effects of its adoption as required by ISA Accounting Staff Position 19-2.

In addition, as a result of the initial adoption of the New Standard, the Company estimates that in the year ended on December 31, 2019, there will be a decrease of rental expenses of $42 thousand, an increase in depreciation and amortization of $41 thousand and an increase in financing expenses of $4 thousand. Overall, the adoption of the New standard is expected to result in an increase in the Company’s operating income of $1 thousand and in a decrease in the Company’s income before taxes on income of $3 thousand. Also, as a result of IFRS 16 adoption, an increase in cash flow from operating activities of $1 thousand and a decrease in Cash flows from financing activities in the amount of $4 thousand is expected.

The abovementioned quantitative disclosure is in respect of the effects which are known to the Company as of that date and pursuant to the lease contracts that will be effective as of January 1, 2019.

The Company’s expectations as to the impact of the New Standard on the financial statements depends on further agreements that will be signed during the period through the date of first-time application of the New Standard and on changes in various economic variables that may impact the discount rates that are used to calculate the liabilities through the first-time application of the New Standard.

The Company didn’t used the services of a professional appraiser to calculate the relevant discount rate.

During the period through the initial application of the New Standard, the Company shall continue to report on further impacts and on changes in data that were known to the Company as of the date of these financial statements and the effect that those changes may have on the quantitative impact as presented in this note.